Income taxes (Tables)	12 Months Ended
Dec. 31, 2011
Provision (Benefit) for Income Taxes from Continuing Operations

Provision (benefit) for income taxes	Year ended Dec. 31,
(in millions)	2011	2010 (a)	2009 (a)
Current taxes (benefits):
Federal	$691	$(670)	$289
Foreign	317	408	185
State and local	28	110	101
Total current tax expense (benefit)	1,036	(152)	575
Deferred taxes:
Federal	(34)	1,278	(1,676)
Foreign	(16)	(75)	-
State and local	62	(4)	(294)
Total deferred tax expense (benefit)	12	1,199	(1,970)
Provision (benefit) for income taxes	$1,048	$1,047	$(1,395)
(a)	Based on continuing operations for 2010 and 2009.

Components of Income (Loss) before Taxes

The components of income (loss) before taxes are as follows:

Components of income (loss) before taxes	Year ended Dec. 31,
(in millions)	2011	2010 (a)	2009 (a)
Domestic	$2,336	$2,363	$(3,022)
Foreign	1,281	1,331	814
Income (loss) before taxes	$3,617	$3,694	$(2,208)
(a)	Based on continuing operations for 2010 and 2009.

Components of Net Deferred Tax Liability Included in Accrued Taxes and Other Expenses

The components of our net deferred tax liability are as follows:

Net deferred tax liability	Dec. 31,
(in millions)	2011	2010
Depreciation and amortization	$2,599	$2,366
Lease financings	1,040	1,093
Pension obligation	(49)	190
Reserves not deducted for tax	(401)	(331)
Credit losses on loans	(290)	(409)
Net operating loss carryover	(126)	(112)
Employee benefits	(544)	(543)
Equity investments	238	227
Other assets	(289)	(264)
Other liabilities	378	380
Net deferred tax liability	$2,556	$2,597

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

The following table presents a reconciliation of the statutory federal income tax rate to our effective income tax rate applicable to income from continuing operations.

	0000	0000	0000
Effective tax rate	Year ended Dec. 31,
	2011	2010	2009
Federal rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	1.6	2.4	4.5
Credit for low-income housing investments	(1.9)	(1.8)	2.6
Tax-exempt income	(2.6)	(2.3)	2.9
Foreign operations	(3.2)	(5.2)	3.5
Tax settlements	-	-	4.0
Tax loss on mortgages	-	-	10.8
Other – net	0.1	0.2	(0.1)
Effective rate	29.0%	28.3%	63.2%

Unrecognized Tax Positions
	000000	000000	000000
Unrecognized tax positions
(in millions)	2011	2010	2009
Beginning balance at Jan. 1, – gross	$289	$335	$189
Prior period tax positions:
increases	24	97	225
decreases	(12)	(60)	(30)
Current period tax positions	16	41	10
Settlements	(64)	(119)	(58)
Statute expiration	(3)	(5)	(1)
Ending balance at Dec. 31, – gross	$250	$289	$335